UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07666

BlackRock Florida Investment Quality Municipal Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Investment Quality Municipal Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Florida Investment Quality Municipal Trust (RFA)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—151.2%
			Florida—137.9%
NR	$ 250		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%,
			5/01/14	No Opt. Call	$250,280
NR	500		Ave Maria Stewardship Cmnty. Dev. Dist., Pub. Impvts. SA, 4.80%, 11/01/12	No Opt. Call	501,735
AAA	170	[3]	Boynton Beach, Util. Sys. RB, 6.25%, 11/01/20, FGIC	ETM	200,124
AAA	700		Broward Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 7/01/30, FSA	07/15 @ 100	732,760
AAA	750		City of Tampa, Wtr. Util. Impvts. Wtr. RB, 4.625%, 10/01/36, MBIA	10/16 @ 100	751,988
BBB	455		Cnty. of Escambia, Indl. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 8/01/26, AMT	08/11 @ 100	458,645
NR	275		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A,
			6.00%, 7/01/25	07/15 @ 100	283,907
			Cnty. of Miami-Dade,
AAA	750		Florida Aviation, Port, Arpt. & Marina RB, Miami Intl. Arpt. Proj., Ser. B, 5.00%,
			10/01/37, FGIC	10/14 @ 100	781,942
AAA	725		Hlth., Hosp. & Nursing Home RB, Jackson Hlth. Sys. Proj., Ser. A, 5.00%, 6/01/29,
			MBIA	06/15 @ 100	759,669
AAA	1,000	[4]	Misc. Tax RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	675,960
AAA	5,000		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,330,650
AAA	1,000		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	1,018,810
AAA	750		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	10/15 @ 100	787,162
AAA	535		Emerald Coast Utils. Auth., Wtr. RB, 5.00%, 1/01/24, FGIC	01/17 @ 100	570,749
BBB+	500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	06/16 @ 100	523,630
AAA	555		Higher Edl. Facs Fing. Auth., Univ. & Coll. Impvts. RB, Flagler Coll., Inc. Proj., 5.25%,
			11/01/36, XLCA	11/16 @ 100	596,592
A+	750		Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist/Sunbelt
			Hosp. Proj., 5.00%, 11/15/30	11/15 @ 100	770,347
A+	500		Jacksonville Hlth. Facs. Auth., Hosp. RB, Baptist Med. Ctr. Proj., Ser. A, 5.00%, 8/15/37	08/17 @ 100	512,295
AAA	1,000		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	04/11 @ 100	1,013,900
BBB-	400	[5]	Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for
			Retirement Proj., 5.00%, 11/15/32	11/16 @ 100	400,584
NR	740		Live Oak Cmnty. Dev. Dist. No. 2, Pub. Impvts. SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	757,790
BB+	500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
			Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	566,165
A+	750		Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East
			Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	778,440
NR	250		New River Cmnty. Dev. Dist., Cap. Impvt. SA, Ser. B, 5.00%, 5/01/13	No Opt. Call	247,893
			Orange Cnty. Hlth. Facs. Auth., Misc. RB, Orlando Lutheran Towers Proj.,
NR	105		5.375%, 7/01/20	07/15 @ 100	105,348
NR	95		5.70%, 7/01/26	07/15 @ 100	97,432
AAA	1,000		Palm Beach Cnty., Wtr. & Swr. RB, Ser. A, 5.00%, 10/01/36	10/16 @ 100	1,057,260
AAA	750		Peace River/Manasota Regl. Wtr. Sply. Auth., Wtr. Util. Impvts. RB, Ser. A, 5.00%,
			10/01/35, FSA	10/15 @ 100	786,502
NR	400		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	No Opt. Call	401,672
AA-	1,000	[4]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Baycare Hlth. Sys., Inc.
			Proj., 5.50%, 5/15/13	N/A	1,088,990
AAA	700		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36,
			AMBAC	10/16 @ 100	735,553
NR	620		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%,
			5/01/13	No Opt. Call	639,412
AAA	750		Univ. of Central Florida, Lease COP, Univ. of Central Florida Convocation Corp. Proj.,
			Ser. A, 5.00%, 10/01/35, FGIC	10/15 @ 100	780,555
AAA	750		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	782,835
					21,747,576
			Puerto Rico—13.3%
BBB	500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 7/01/34	07/14 @ 100	517,510
AAA	85		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	99,496
BBB-	650		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
			Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	674,973

BlackRock Florida Investment Quality Municipal Trust (RFA) (continued)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			Puerto Rico—(cont'd)
Aaa	$ 745	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	$803,237
					2,095,216
			Total Long-Term Investments (cost $23,129,743)		23,842,792
			SHORT-TERM INVESTMENT—3.8%
			Florida—3.8%
A-1	600	[6]	Orlando & Orange Cnty. Expwy. Auth., Telecom. RB, Ser. D, 3.59%, 2/01/07, FSA,
			FRWD (cost $600,000)	N/A	600,000
			Total Investments —155.0% (cost $23,729,7437)		$24,442,792
			Liabilities in excess of other assets —(1.1)%		(172,451)
			Preferred shares at redemption value, including dividends payable —(53.9)%		(8,504,890)
			Net Assets Applicable to Common Shareholders—100%		$15,765,451

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3	Security is collateralized by Municipal or U.S. Treasury obligations.
4

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5	Illiquid security. As of January 31, 2007, the Trust held 2.5% of its net assets, with a current market value of $400,584, in these securities.
6

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of January 31, 2007.

7

Cost for federal income tax purposes is $23,723,940. The net unrealized appreciation on a tax basis is $718,852, consisting of $749,481 gross unrealized appreciation and $30,629 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
AMT	— Subject to Alternative Minimum Tax	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	SA	— Special Assessment
FRWD	— Floating Rate Weekly Demand	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Investment Quality Municipal Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007